Equity - Schedule of changes in treasury shares (Details) - EUR (€) shares in Thousands, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of equity [Line Items]
Opening balance	€ (765)	€ (1,994)
Purchased/sold for trading purposes	7	2
Purchased under staff share plans	(64)	(43)
Distributed under staff share plans	59	43
Purchased under Share buyback programme	(1,982)	(3,774)
Cancelled under Share buyback programme		5,000
Closing balance	€ (2,746)	€ (765)
Treasury shares
Disclosure of equity [Line Items]
Beginning balance, ordinary shares (in shares)	51,117	154,571
Purchased/sold for trading purposes (in shares)	(477)	(211)
Purchased under staff share and stock option plans (in shares)	3,674	3,319
Distributed under staff share and stock option plans (in shares)	(3,365)	(3,343)
Purchased under Share buyback programme (in shares)	115,604	247,584
Cancelled under Share buyback programme (in shares)		(350,803)
Ending balance, ordinary shares (in shares)	166,552	51,117